Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 24,171	$ 55,955
Marketable securities	88,559
User funds	55,945	39,736
Bank deposits	15,000
Restricted deposit	324	327
Other receivables	3,117	776
Total current assets	187,116	96,794
LONG-TERM ASSETS:
Marketable securities	21,805
Property and equipment, net	5,321	5,143
Intangible assets, net	7,188	4,065
Goodwill	11,240	1,381
Restricted deposit	3,168	3,191
Other non-current assets	522	456
Total assets	236,360	111,030
Current liabilities:
Trade payables	3,749	3,364
User accounts	53,013	39,736
Deferred revenue	3,248	0
Other account payables and accrued expenses	21,426	10,231
Current maturities of long-term loan	503	445
Total current liabilities	81,939	53,776
Long-term loan and other non-current liabilities	5,612	3,280
Total liabilities	87,551	57,056
Commitments and contingencies (see note 10)
Share capital and additional paid-in capital:
Shares authorized: 75,000,000 Ordinary shares with no par value as of December 31, 2019, 31,390,135 Ordinary shares and Protected ordinary shares with no par value as of December 31, 2018. Shares issued and outstanding: 31,937,772 Ordinary shares as of December 31, 2019, 7,063,458 Ordinary shares and 18,461,912 Protected ordinary shares as of December 31, 2018.	306,334	178,164
Accumulated deficit	(157,763)	(123,592)
Accumulated other comprehensive income (loss)	238	(598)
Total shareholders' equity	148,809	53,974
Total liabilities and shareholders' equity	$ 236,360	$ 111,030